Employee Benefit Plans - Pension and Postretirement Plans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 5,363	$ 4,905
Int'l (Pension Benefits) [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,939	$ 2,711